RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Revision Of Prior Period Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables
.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported audited balance sheet as of February 9, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of February 9, 2021 (audited)
Class A Ordinary Shares subject to possible redemption	$300,351,190	$44,648,810	$345,000,000
Class A Ordinary Shares	446	(446)	—
Additional paid-in capital	13,003,096	(13,003,096)	—
Accumulated deficit	(8,004,403)	(31,645,268)	(39,649,671)
Total shareholders’ equity (deficit)	5,000,002	(44,648,810)	(39,648,808)
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of March 31, 2021 (unaudited)
Class A Ordinary Shares subject to possible redemption	$292,624,940	$52,375,060	$345,000,000
Class A Ordinary Shares	524	(524)	—
Additional paid-in capital	20,729,270	(20,729,270)	—
Accumulated deficit	(15,730,653)	(31,645,266)	(47,375,919)
Total shareholders’ equity (deficit)	5,000,004	(52,375,060)	(47,375,056)
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the three months ended March 31, 2021:

	As Previously Reported	Adjustment	As Revised
Three Months ended March 31, 2021 (unaudited)
Non-cash investing and financing activities
Initial classification of Class A Ordinary Shares subject to possible redemption	300,351,190	(300,351,190)	—
Change in value of Class A Ordinary Shares subject to possible redemption	(7,726,250)	7,726,250	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of June 30, 2021 (unaudited)
Class A Ordinary Shares subject to possible redemption	$306,503,630	$38,496,370	$345,000,000
Class A Ordinary Shares	385	(385)	—
Additional paid-in capital	6,850,719	(6,850,719)	—
Accumulated deficit	(1,851,965)	(31,645,266)	(33,497,231)
Total shareholders’ equity (deficit)	5,000,002	(38,496,370)	(33,496,368)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previousl
y
 reported unaudited statement of cash flows for the six months ended June 30, 2021:

	As Previously Reported	Adjustment	As Revised
Six Months ended June 30, 2021 (unaudited)
Non-cash investing and financing activities
Initial classification of Class A Ordinary Shares subject to possible redemption	300,351,192	(300,351,192)	—
Change in value of Class A Ordinary Shares subject to possible redemption	6,152,436	(6,152,436)	—
The impact to the reported amounts of w
e
ighted average shares outstanding and the basic and diluted net income (loss) per share is presented below for the quarterly periods ended March 31, 2021 and June 30, 2021:

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Three Months Ended March 31, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	(14,950,000)		19,550,000
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$(0.57	) $	(0.57)
Weighted average shares outstanding — Class B Ordinary Shares	8,125,000	—		8,125,000
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$(1.94)	$1.37		$(0.57)

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Three Months Ended June 30, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	—		34,500,000
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$0.32		$0.32
Weighted average shares outstanding — Class B Ordinary Shares	8,625,000	—		8,625,000
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$1.61	$(1.29	) $	0.32

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Six Months Ended June 30, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	(7,433,702)		27,066,298
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$(0.05	) $	(0.05)
Weighted average shares outstanding — Class B Ordinary Shares	8,376,381	—		8,376,381
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$(0.22)	$0.17		$(0.05)